Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets.
Schedule of intangibles

		Customer	Technology
	Goodwill	relationships	and other	Software	Total
	$’m	$’m	$’m	$’m	$’m

Cost
At January 1, 2020	1,003	1,392	40	23	2,458
Additions	—	—	2	3	5
Exchange	52	72	—	2	126
At December 31, 2020	1,055	1,464	42	28	2,589
Amortization
At January 1, 2020		(483)	(25)	(13)	(521)
Charge for the year		(138)	(8)	(3)	(149)
Exchange		(33)	(1)	(1)	(35)
At December 31, 2020		(654)	(34)	(17)	(705)
Net book value
At December 31, 2020	1,055	810	8	11	1,884

Cost
At January 1, 2021	1,055	1,464	42	28	2,589
Additions	—	—	6	2	8
Acquisition	3	—	—	—	3
Transfers	—	—	(2)	2	—
Disposal	—	—	(2)	(1)	(3)
Exchange	(48)	(64)	(2)	—	(114)
At December 31, 2021	1,010	1,400	42	31	2,483
Amortization
At January 1, 2021		(654)	(34)	(17)	(705)
Charge for the year		(143)	(4)	(4)	(151)
Exchange		33	1	1	35
At December 31, 2021		(764)	(37)	(20)	(821)
Net book value
At December 31, 2021	1,010	636	5	11	1,662

Schedule of allocation of goodwill

	At December 31,
	2021	2020
	$’m	$’m
Europe	570	618
Americas	440	437
Total Goodwill	1,010	1,055